Redeemable Noncontrolling Interests - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2018
Noncontrolling Interest [Line Items]
Percentage of interest retained by noncontrolling party subject to election		100.00%
Redemption value adjustment		$ 12,016	$ 74,513
Promissory Note | Prime Rate
Noncontrolling Interest [Line Items]
Debt, basis spread on variable rate	2.00%
Linetec
Noncontrolling Interest [Line Items]
Redemption value adjustment		12,016	74,513
Linetec | Previous Owner Of Linetec
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners				20.00%
Drum
Noncontrolling Interest [Line Items]
Redemption value adjustment		$ 0	$ 0
Drum | Certain Members Of Riggs Distler Management
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	1.42%